Employee Benefits (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Discount rate - addition of 0.5%	29 years	28 years
Rate of future salary increases - addition of 0.5%	40 years	36 years
Rate of employees leaving - addition of 5.0%	17 years	10 years